CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 127		$ 115
Ordinary shares, par value per share		80.00		80.00
Ordinary shares, shares authorized	2,500,000	2,500,000	2,500,000	2,500,000
Ordinary shares, shares issued	1,132,685	1,132,685	1,116,981	1,116,981
Ordinary shares, shares outstanding	1,132,685	1,132,685	1,116,981	1,116,981